UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22692

American Funds College Target Date Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Steven I. Koszalka

American Funds College Target Date Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds College Target Date Series® Annual report for the year ended October 31, 2017

A balanced approach
to building and
preserving wealth
for higher education

American Funds College 2033 Fund,® American Funds College 2030 Fund,® American Funds College 2027 Fund,® American Funds College 2024 Fund,® American Funds College 2021 Fund,® American Funds College 2018 Fund®: The fund will seek to achieve the following objectives to varying degrees: growth, income and preservation of capital, depending on the proximity to its target date. The target date is meant to roughly correspond to the year in which the fund beneficiary will start to withdraw funds to meet higher education expenses. The fund will increasingly emphasize income and preservation of capital by investing a greater portion of its assets in bond, equity-income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to achieve an appropriate balance of total return and stability during different time periods.

American Funds College Enrollment Fund®: The fund’s investment objective is to provide current income, consistent with preservation of capital.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class 529-A shares at net asset value. If a sales charge had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit americanfunds.com.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2017 (the most recent calendar quarter-end). Gross expense ratios, which are restated to reflect current fees, are as of the series prospectus dated January 1, 2018:

	Cumulative total returns	Average annual total returns
Class 529-A shares	1 year	5 years	Lifetime*	Gross expense ratio

Reflecting 4.25% maximum initial sales charge:
American Funds College 2033 Fund	9.71%	—	5.19%	0.84%
American Funds College 2030 Fund	6.43	8.63%	8.16	0.82
American Funds College 2027 Fund	4.09	7.38	7.00	0.80
American Funds College 2024 Fund	1.51	5.89	5.64	0.73
American Funds College 2021 Fund	–1.84	4.22	4.06	0.73
American Funds College 2018 Fund	–3.63	2.77	2.71	0.76
Reflecting 2.50% maximum initial sales charge:
American Funds College Enrollment Fund	–2.12	0.30	0.34	0.76

*	Since September 14, 2012, for all funds except College 2033 Fund, which commenced operations on March 27, 2015.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses.

The college target date funds invest in Class R-6 shares of the underlying funds. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Expense ratios include the weighted average expenses of the underlying funds.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Contents

1	Letter to investors
4	How a $10,000 investment has grown
6	Investment approach for American Funds College Target Date Series
7	Investment portfolios
14	Financial statements
50	Board of trustees and other officers

Fellow investors:

It is our pleasure to present this annual report for American Funds College Target Date Series for the fiscal year ended October 31, 2017.

Although geopolitical concerns weighed on investor sentiment, a tailwind of generally positive economic data and better than expected company earnings in the U.S. helped boost returns for the series. All seven funds of the American Funds College Target Date Series posted gains for the period.

We continue to maintain our long-term perspective on investing on behalf of our shareholders and their college-bound beneficiaries, and note that the longer dated funds have been achieving their objective of delivering growth of principal over time, with moderate risk since the inception of the series. The nearer dated funds, which hold assets for investors whose beneficiaries are at or approaching enrollment, have met their primary objective of capital preservation — as seen in the table on page 2.

The glide path

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series.

The Portfolio Oversight Committee created the glide path that details the investment mix of all our College Target Date Series funds. This glide path was designed to grow savings while seeking to reduce the impact of market volatility. We remind investors that the series glide path focuses on growth in the early years, and places a greater emphasis on preservation as beneficiaries approach college.

The economy

The global economy remained on solid footing during the series’ fiscal year. In fact, the vast majority of countries experienced economic growth. This unusual occurrence was not attributable to policy developments in any one country, but rather a number of disparate factors.

The U.S. economy has strengthened consistently since 2009, with only a handful of modest declines in the overall pattern. The rate of growth has been moderate, but with the economy near full employment and inflation low, the picture remains positive despite political uncertainties.

While European markets lagged during much of the post-2009 period, they have improved considerably in the past fiscal year, with some nations outpacing the U.S. Meanwhile, concerns about China have abated since the government instituted policy measures designed to stimulate the country’s economy. Thus, with the U.S., Europe and China all on a growth trajectory, the rest of the world has largely followed.

The stock market

Since last November the U.S. has enjoyed a strong bull market, which has shown little sign of tempering as of this writing. This is consistent with sound corporate balance sheets and earnings, as well as the state of the economy and the low level of market volatility.

That said, U.S. equities exhibit higher valuations than may be warranted by fundamentals. We believe this is due in large part to anticipation of further government policy changes, particularly with regard to corporate taxes and deregulation.

American Funds College Target Date Series	1

Overseas, equities have generally fared well despite a number of geopolitical uncertainties. The implications of Brexit for the United Kingdom and European Union, continued instability in the Middle East, and tensions between the U.S. and North Korea have not had a major impact on most markets.

The bond market

Since January, the fixed income market has seen a surge in prices, making bonds more expensive and keeping yields relatively low. The sell-off that took place in the wake of the U.S. presidential election has gradually reversed since the start of the calendar year. On a day-to-day basis, the inverse correlation between equities and bonds remains intact — if stocks rise, bond prices generally fall. However, the overall trend in 2017 has been an increase in bond prices.

There are a number of potential factors at play. In the past, we’ve often seen a decline in equities when there has been uncertainty in the political or economic environment, but in this instance it may have initiated the rise in bond prices. There’s also been a greater appetite for fixed income securities in general, which may be due to more people entering retirement and seeking diversification from equities.

Moving forward

Looking ahead, we see no real roadblocks to continued growth around the world. While there has been — and will be — volatility in various parts of the market, the types of economic imbalances that preceded past recessions are not apparent today.

With the economic picture generally sound, any potential setbacks to securities prices would have to come from an external shock that would disrupt markets or undermine investor confidence. For example, failure to enact tax reform in the U.S. could prompt a decline in equities, as current prices reflect optimism on that count. A military escalation with North Korea may unsettle markets, particularly in Asia.

While the incidence and timing of these kinds of shocks cannot be predicted, it is still useful to undertake a close analysis of these scenarios and the factors that influence their probabilities. The investment professionals working on behalf of the series’ underlying funds continuously monitor global economies and markets for any sign of change.

Fund allocations in the series are not determined by short- or medium-term market forecasts, nor are allocations changed in response to competitive pressures. Any shifts made to investments by analysts and portfolio managers are based on bottom-up fundamentals — an approach that we’ve found works well in lieu of any sort of tactical, top-down

Results at a glance

For periods ended October 31, 2017, with all distributions reinvested for Class 529-A shares

	Cumulative total returns	Average annual total returns
	1 year	5 years	Lifetime*

American Funds College 2033 Fund	18.15%	—	7.45%
Standard & Poor’s 500 Composite Index[1,2]	23.63	15.18%	11.25
Bloomberg Barclays U.S. Aggregate Index[2,3]	0.90	2.04	1.88

American Funds College 2030 Fund	14.16	9.89	9.18
American Funds College 2027 Fund	10.76	8.52	7.91
American Funds College 2024 Fund	7.36	6.95	6.50
American Funds College 2021 Fund	3.07	5.14	4.87
American Funds College 2018 Fund	0.67	3.64	3.51
Standard & Poor’s 500 Composite Index[1,2]	23.63	15.18	13.99
Bloomberg Barclays U.S. Aggregate Index[2,3]	0.90	2.04	2.18

American Funds College Enrollment Fund	0.30	0.82	0.82
Bloomberg Barclays U.S. Aggregate 1-5 Year Index[2,4]	0.60	1.26	1.24

*	Since September 14, 2012, for all funds except College 2033 Fund, which commenced operations on March 27, 2015.

[1]	Source: S&P Dow Jones Indices LLC. The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[2]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[3]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade, fixed-rate bond market.

2	American Funds College Target Date Series

process. Our focus remains on the long term, and we encourage you to adopt a similar perspective with regard to your investments.

As always, we thank you for entrusting your assets to our care. We look forward to reporting to you again in six months.

Cordially,

Bradley J. Vogt

Vice Chairman of the Board

Walter R. Burkley

President

December 11, 2017

For current information about the series, visit americanfunds.com.

Why your annual report has a different look

You have probably noticed that this annual report doesn’t look like the glossier reports of the past. After surveying a large, representative sample of our investors, we have decided to make a few key changes to these documents and have adjusted the look and feel of our reports (e.g., paper stock and design standards) to reflect the prevailing industry norm. These changes will reduce costs and the amount of paper we consume.

You also told us that we should be considering ways to deliver the valuable perspective of our investment professionals to you digitally. We are in the process of building our digital investor education content on our website, which will provide a platform for investment professionals to communicate with investors using the channels that you access more often.

If you have not already done so, you can elect to receive your annual reports electronically. Once you do, you will receive an email notification as soon as the documents are available. To learn more, visit americanfunds.com/gopaperless. ■

Depending on your state of residence, there may be an in-state plan that provides state tax and other state benefits, such as financial aid, scholarship funds and protection from creditors, not available through CollegeAmerica.

The funds’ allocation strategy does not guarantee that investors’ education savings goals will be met. Investors and their advisers should periodically evaluate their investment to determine whether it continues to meet their needs. Investment allocations may not achieve fund objectives. There are expenses associated with the underlying funds in addition to fund of funds expenses. The funds’ risks are directly related to the risks of the underlying funds, as follows. The return of principal for bond funds and for funds with significant underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. Investments in mortgage-related securities involve additional risks, such as prepayment risk, as more fully described in the American Funds Mortgage Fund® prospectus. High-yield and lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than investment-grade and higher rated bonds. Investing outside the U.S. may be subject to additional risks. They include currency fluctuations, political and social instability, differing securities regulations and accounting standards, higher transaction costs, possible changes in taxation, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Global diversification can help reduce these risks. Fund shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the series.

American Funds College Target Date Series	3

How a $10,000 investment has grown

(for periods ended October 31, 2017, with all distributions reinvested)

Fund results shown are for Class 529-A shares and reflect deduction of the maximum sales charge of 4.25% (2.50% for College Enrollment Fund) on the $10,000 investment.1 Thus, the net amount invested was $9,575 ($9,750 for College Enrollment Fund). Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

College 2033 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 3/27/15)

Class 529-A shares	13.11%	—	5.68%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2030 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	9.31%	8.95%	8.26%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2021 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–1.35%	4.24%	3.99%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2018 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–3.63%	2.75%	2.64%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

4	American Funds College Target Date Series

College 2027 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	6.06%	7.57%	7.01%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College 2024 Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	2.77%	6.02%	5.61%

*	Assumes reinvestment of all distributions and payment of the maximum 4.25% sales charge.

College Enrollment Fund

Average annual total returns5 based on a $1,000 investment

(for periods ended October 31, 2017)*

	1 year	5 years	Lifetime (since 9/14/12)

Class 529-A shares	–2.22%	0.30%	0.31%

*	Assumes reinvestment of all distributions and payment of the maximum 2.50% sales charge.

[1]	As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 ($500,000 for College Enrollment Fund) or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
[2]	Source: S&P Dow Jones Indices LLC. Standard & Poor’s 500 Composite Index is a market capitalization-weighted index based on the results of 500 widely held common stocks.
[3]	The market indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index.
[4]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market.
[5]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. The college target date funds invest in Class R-6 shares of the underlying funds. When applicable, investment results reflect expense reimbursements, without which results would have been lower.
[6]	Source: Bloomberg Index Services Ltd. Bloomberg Barclays U.S. Aggregate 1-5 Year Index represents securities in the one- to five-year maturity range of the U.S. investment-grade fixed-rate bond market.

The results shown are before taxes on fund distributions and sale of fund shares.

American Funds College Target Date Series	5

Investment approach for American Funds College Target Date Series

About the series

Launched in September 2012, the American Funds College Target Date Series was designed to provide a low maintenance investment option for parents who want to use a 529 savings plan to save for college.

An investor simply needs to select the Target Date Series fund that most closely corresponds to the projected enrollment year of the student. American Funds takes care of the fund selection and the asset allocation and adjusts these over time as the enrollment date approaches. The only thing investors should need to worry about is making contributions.

For dates far from enrollment, the respective funds-of-funds have an emphasis on long-term growth of capital. For dates close to enrollment, the funds-of-funds have an emphasis on near-term preservation of capital.

The funds in the series have a conservative tilt, with a preference toward funds holding equities that pay dividends. The automatic rebalancing is disciplined and frequent to ensure that the funds are consistent with their stated investment objective.

The fund’s portfolio managers don’t attempt to be tactical asset allocators — that is, buy or sell based on market changes. They work out the rebalancing schedule, or “glide path,” that would make sense through the cycle, and they stick to it.

The allocations shown are as of January 1, 2018, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations. Underlying funds may be added or removed during the year. For quarterly updates of fund allocations, visit americanfunds.com.

6	American Funds College Target Date Series

American Funds College 2033 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 15%
EuroPacific Growth Fund, Class R-6	493,676	$28,229
The Growth Fund of America, Class R-6	1,004,829	51,819
		80,048

Growth-and-income funds 55%
Capital World Growth and Income Fund, Class R-6	1,527,245	79,829
Fundamental Investors, Class R-6	1,254,734	79,826
International Growth and Income Fund, Class R-6	1,554,994	53,212
The Investment Company of America, Class R-6	1,942,716	79,826
		292,693

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	1,634,936	53,152

Fixed income funds 20%
Capital World Bond Fund, Class R-6	1,337,794	26,582
U.S. Government Securities Fund, Class R-6	5,800,242	79,811
		106,393

Total investment securities 100% (cost: $480,442,000)		532,286
Other assets less liabilities 0%		(142)

Net assets 100%		$532,144

See Notes to Financial Statements

American Funds College Target Date Series	7

American Funds College 2030 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 11%
EuroPacific Growth Fund, Class R-6	83,125	$4,753
The Growth Fund of America, Class R-6	2,372,601	122,355
		127,108

Growth-and-income funds 45%
Capital World Growth and Income Fund, Class R-6	2,389,455	124,897
Fundamental Investors, Class R-6	217,445	13,834
International Growth and Income Fund, Class R-6	3,500,895	119,801
The Investment Company of America, Class R-6	4,371,557	179,628
Washington Mutual Investors Fund, Class R-6	2,447,353	111,085
		549,245

Equity-income and Balanced funds 10%
American Funds Global Balanced Fund, Class R-6	3,644,321	118,477

Fixed income funds 34%
Capital World Bond Fund, Class R-6	2,939,911	58,416
The Bond Fund of America, Class R-6	13,789,361	178,572
U.S. Government Securities Fund, Class R-6	12,976,605	178,558
		415,546

Total investment securities 100% (cost: $1,120,375,000)		1,210,376
Other assets less liabilities 0%		(549)

Net assets 100%		$1,209,827

See Notes to Financial Statements

8	American Funds College Target Date Series

American Funds College 2027 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth funds 1%
The Growth Fund of America, Class R-6	152,218	$7,850

Growth-and-income funds 40%
American Mutual Fund, Class R-6	3,486,081	142,894
Capital World Growth and Income Fund, Class R-6	150,256	7,854
International Growth and Income Fund, Class R-6	3,040,955	104,061
The Investment Company of America, Class R-6	286,058	11,754
Washington Mutual Investors Fund, Class R-6	3,362,250	152,612
		419,175

Equity-income and Balanced funds 15%
American Funds Global Balanced Fund, Class R-6	4,704,186	152,933

Fixed income funds 44%
American Funds Mortgage Fund, Class R-6	9,886,497	100,051
Capital World Bond Fund, Class R-6	194,079	3,856
The Bond Fund of America, Class R-6	19,853,663	257,106
U.S. Government Securities Fund, Class R-6	7,701,121	105,968
		466,981

Total investment securities 100% (cost: $996,872,000)		1,046,939
Other assets less liabilities 0%		(449)

Net assets 100%		$1,046,490

See Notes to Financial Statements

American Funds College Target Date Series	9

American Funds College 2024 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 21%
American Mutual Fund, Class R-6	6,155,490	$252,313
International Growth and Income Fund, Class R-6	283,226	9,692
Washington Mutual Investors Fund, Class R-6	323,565	14,687
		276,692

Equity-income and Balanced funds 20%
American Funds Global Balanced Fund, Class R-6	445,865	14,495
The Income Fund of America, Class R-6	10,193,536	239,141
		253,636

Fixed income funds 59%
American Funds Mortgage Fund, Class R-6	25,252,829	255,559
Intermediate Bond Fund of America, Class R-6	14,185,719	190,230
The Bond Fund of America, Class R-6	24,778,828	320,886
U.S. Government Securities Fund, Class R-6	694,784	9,560
		776,235

Total investment securities 100% (cost: $1,262,394,000)		1,306,563
Other assets less liabilities 0%		(652)

Net assets 100%		$1,305,911

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Fixed income funds 20%
American Funds Mortgage Fund, Class R-6	15,241,229	10,011,600	—	25,252,829	$—	$(2,493)	$3,349	$255,559

See Notes to Financial Statements

10	American Funds College Target Date Series

American Funds College 2021 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 1%
American Mutual Fund, Class R-6	522,047	$21,399

Equity-income and Balanced funds 11%
The Income Fund of America, Class R-6	6,549,765	153,657

Fixed income funds 88%
American Funds Mortgage Fund, Class R-6	41,569,309	420,681
Intermediate Bond Fund of America, Class R-6	42,178,209	565,610
The Bond Fund of America, Class R-6	22,256,277	288,219
		1,274,510

Total investment securities 100% (cost: $1,438,642,000)		1,449,566
Other assets less liabilities 0%		(800)

Net assets 100%		$1,448,766

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliate at 10/31/2017 (000)
Fixed income funds 29%
American Funds Mortgage Fund, Class R-6	28,089,323	13,479,986	—	41,569,309	$—	$(4,679)	$5,793	$420,681

See Notes to Financial Statements

American Funds College Target Date Series	11

American Funds College 2018 Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Equity-income and Balanced funds 1%
The Income Fund of America, Class R-6	342,254	$8,029

Fixed income funds 99%
American Funds Mortgage Fund, Class R-6	31,385,980	317,626
Intermediate Bond Fund of America, Class R-6	27,967,536	375,045
Short-Term Bond Fund of America, Class R-6	36,174,938	359,579
The Bond Fund of America, Class R-6	1,228,817	15,913
		1,068,163

Total investment securities 100% (cost: $1,082,554,000)		1,076,192
Other assets less liabilities 0%		(688)

Net assets 100%		$1,075,504

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the year ended October 31, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized depreciation (000)	Dividend income (000)	Value of affiliates at 10/31/2017 (000)
Fixed income funds 63%
American Funds Mortgage Fund, Class R-6	28,332,155	3,053,825	—	31,385,980	$—	$(4,475)	$5,096	$317,626
Short-Term Bond Fund of America, Class R-6	21,827,006	14,347,932	—	36,174,938	—	(1,481)	4,024	359,579
Total 63%					$—	$(5,956)	$9,120	$677,205

See Notes to Financial Statements

12	American Funds College Target Date Series

American Funds College Enrollment Fund

Investment portfolio October 31, 2017

Fund investments	Shares	Value (000)
Fixed income funds 100%
American Funds Mortgage Fund, Class R-6	10,955,513	$110,870
Intermediate Bond Fund of America, Class R-6	9,645,645	129,348
Short-Term Bond Fund of America, Class R-6	13,012,887	129,348
		369,566

Total investment securities 100% (cost: $374,388,000)		369,566
Other assets less liabilities 0%		(250)

Net assets 100%		$369,316

See Notes to Financial Statements

American Funds College Target Date Series	13

Financial statements

Statements of assets and liabilities

at October 31, 2017

		College 2033 Fund	College 2030 Fund
	Assets:
	Investment securities, at value:
	Unaffiliated issuers	$532,286	$1,210,376
	Affiliated issuers	—	—
	Receivables for:
	Sales of fund’s shares	1,114	607
	Dividends	108	574
	Total assets	533,508	1,211,557

	Liabilities:
	Payables for:
	Purchases of investments	1,198	955
	Repurchases of fund’s shares	23	226
	Services provided by related parties	113	479
	Trustees’ deferred compensation	1	2
	Other	29	68
	Total liabilities	1,364	1,730
	Net assets at October 31, 2017	$532,144	$1,209,827

	Net assets consist of:
	Capital paid in on shares of beneficial interest	$470,623	$1,079,931
	Undistributed net investment income	3,592	10,104
	Undistributed net realized gain	6,085	29,791
	Net unrealized appreciation (depreciation)	51,844	90,001
	Net assets at October 31, 2017	$532,144	$1,209,827

	Investment securities, at cost:
	Unaffiliated issuers	$480,442	$1,120,375
	Affiliated issuers	—	—

	Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class 529-A:	Net assets	$427,463	$930,829
	Shares outstanding	36,636	67,299
	Net asset value per share	$11.67	$13.83
Class 529-C:	Net assets	$58,112	$173,955
	Shares outstanding	5,041	12,792
	Net asset value per share	$11.53	$13.60
Class 529-E:	Net assets	$13,276	$32,645
	Shares outstanding	1,143	2,375
	Net asset value per share	$11.62	$13.75
Class 529-T:	Net assets	$11	$11
	Shares outstanding	1	1
	Net asset value per share	$11.67	$13.85
Class 529-F-1:	Net assets	$33,282	$72,387
	Shares outstanding	2,844	5,211
	Net asset value per share	$11.71	$13.89

See Notes to Financial Statements

14	American Funds College Target Date Series

(dollars and shares in thousands, except per-share amounts)

College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund
$1,046,939	$1,051,004	$1,028,885	$398,987	$369,566
—	255,559	420,681	677,205	—

920	1,698	1,895	1,522	431
749	1,173	1,797	1,373	474
1,048,608	1,309,434	1,453,258	1,079,087	370,471

1,599	2,524	3,185	2,489	706
40	348	497	422	199
418	576	726	609	220
2	2	2	2	1
59	73	82	61	29
2,118	3,523	4,492	3,583	1,155
$1,046,490	$1,305,911	$1,448,766	$1,075,504	$369,316

$960,278	$1,233,293	$1,411,550	$1,067,430	$370,732
10,324	14,297	13,814	8,323	2,897
25,821	14,152	12,478	6,113	509
50,067	44,169	10,924	(6,362)	(4,822)
$1,046,490	$1,305,911	$1,448,766	$1,075,504	$369,316

$996,872	$1,005,294	$1,015,529	$402,353	$374,388
—	257,100	423,113	680,201	—

$776,827	$934,844	$961,200	$657,982	$213,522
60,127	77,310	84,436	60,926	21,456
$12.92	$12.09	$11.38	$10.80	$9.95
$167,113	$235,937	$324,455	$283,954	$95,752
13,140	19,821	28,943	26,672	9,728
$12.72	$11.90	$11.21	$10.65	$9.84
$27,534	$43,210	$52,313	$42,521	$16,727
2,147	3,590	4,617	3,955	1,687
$12.83	$12.04	$11.33	$10.75	$9.92
$11	$10	$10	$10	$10
1	1	1	1	1
$12.94	$12.11	$11.40	$10.81	$9.96
$75,005	$91,910	$110,788	$91,037	$43,305
5,778	7,570	9,697	8,400	4,337
$12.98	$12.14	$11.43	$10.84	$9.99

American Funds College Target Date Series	15

Statements of operations

for the year ended October 31, 2017

	College 2033 Fund	College 2030 Fund
Investment income:
Income:
Dividends:
Unaffiliated issuers	$6,892	$20,191
Affiliated issuers	—	—
	6,892	20,191
Fees and expenses*:
Distribution services	852	3,250
Transfer agent services	417	1,220
529 plan services	250	701
Reports to shareholders	20	61
Registration statement and prospectus	72	90
Trustees’ compensation	2	6
Auditing and legal	8	15
Custodian	6	6
Other	1	4
Total fees and expenses	1,628	5,353
Net investment income	5,264	14,838

Net realized gain and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	—	10,444
Capital gain distributions received	6,295	20,337
Net realized gain	6,295	30,781
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	49,131	89,129
Affiliated issuers	—	—
Net unrealized appreciation (depreciation)	49,131	89,129
Net realized gain and unrealized appreciation (depreciation)	55,426	119,910
Net increase in net assets resulting from operations	$60,690	$134,748

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

16	American Funds College Target Date Series

(dollars in thousands)

College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund

$18,294	$21,060	$18,958	$7,458	$5,934
—	3,349	5,793	9,120	—
18,294	24,409	24,751	16,578	5,934

2,945	3,953	4,954	4,390	1,636
1,049	1,332	1,500	1,233	477
604	768	866	706	269
53	67	76	64	26
74	80	82	64	28
5	7	8	6	3
13	16	17	15	7
6	6	6	6	6
4	4	5	4	2
4,753	6,233	7,514	6,488	2,454
13,541	18,176	17,237	10,090	3,480

12,378	5,091	8,189	4,233	(256)
14,362	10,543	7,184	4,742	1,972
26,740	15,634	15,373	8,975	1,716

49,341	47,114	9,174	(8,023)	(4,945)
—	(2,493)	(4,679)	(5,956)	—
49,341	44,621	4,495	(13,979)	(4,945)
76,081	60,255	19,868	(5,004)	(3,229)
$89,622	$78,431	$37,105	$5,086	$251

American Funds College Target Date Series	17

Statements of changes in net assets

	College 2033 Fund		College 2030 Fund
	Year ended October 31		Year ended October 31
	2017	2016	2017	2016
Operations:
Net investment income	$5,264	$1,840	$14,838	$10,276
Net realized gain	6,295	2,209	30,781	23,374
Net unrealized appreciation (depreciation)	49,131	3,030	89,129	(6,222)
Net increase in net assets resulting from operations	60,690	7,079	134,748	27,428

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 529-A	(2,681)	(530)	(10,523)	(6,968)
Class 529-B1	— [2]	— [2]	—	(1)
Class 529-C	(256)	(71)	(1,187)	(802)
Class 529-E	(70)	(20)	(316)	(202)
Class 529-T3	—		—
Class 529-F-1	(221)	(58)	(804)	(462)
Total dividends from net investment income	(3,228)	(679)	(12,830)	(8,435)
Distributions from net realized gain:
Short-term net realized gains:
Class 529-A	—	—	—	—
Class 529-B1	—	—	—	—
Class 529-C	—	—	—	—
Class 529-E	—	—	—	—
Class 529-T3	—		—
Class 529-F-1	—	—	—	—
Long-term net realized gains:
Class 529-A	(1,704)	—	(17,295)	(11,263)
Class 529-B1	— [2]	—	(1)	(3)
Class 529-C	(283)	—	(3,548)	(2,430)
Class 529-E	(53)	—	(606)	(381)
Class 529-T3	—		—
Class 529-F-1	(131)	—	(1,184)	(685)
Total distributions from net realized gain	(2,171)	—	(22,634)	(14,762)
Total dividends and distributions paid to shareholders	(5,399)	(679)	(35,464)	(23,197)

Net capital share transactions	263,666	152,636	271,791	240,610

Total increase (decrease) in net assets	318,957	159,036	371,075	244,841

Net assets:
Beginning of year	213,187	54,151	838,752	593,911
End of year	$532,144	$213,187	$1,209,827	$838,752
Undistributed net investment income	$3,592	$1,359	$10,104	$7,117

[1]	Class 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class 529-T shares began investment operations on April 7, 2017.

See Notes to Financial Statements

18	American Funds College Target Date Series

(dollars in thousands)

College 2027 Fund		College 2024 Fund		College 2021 Fund		College 2018 Fund		College Enrollment Fund
Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31		Year ended October 31
2017	2016	2017	2016	2017	2016	2017	2016	2017	2016

$13,541	$9,334	$18,176	$13,091	$17,237	$14,318	$10,090	$9,756	$3,480	$3,428
26,740	20,799	15,634	17,844	15,373	17,851	8,975	10,041	1,716	2,461
49,341	(6,160)	44,621	(277)	4,495	663	(13,979)	415	(4,945)	313
89,622	23,973	78,431	30,658	37,105	32,832	5,086	20,212	251	6,202

(8,804)	(6,128)	(12,177)	(8,737)	(13,046)	(9,838)	(9,084)	(7,604)	(3,236)	(2,386)
—	(5)	—	(13)	—	(21)	—	(11)	—	(6)
(1,193)	(889)	(1,958)	(1,424)	(2,730)	(2,066)	(2,151)	(1,922)	(668)	(620)
(280)	(198)	(501)	(343)	(599)	(431)	(509)	(425)	(199)	(142)
—		—		—		—		—	—
(812)	(503)	(1,168)	(753)	(1,608)	(1,079)	(1,273)	(945)	(744)	(470)
(11,089)	(7,723)	(15,804)	(11,270)	(17,983)	(13,435)	(13,017)	(10,907)	(4,847)	(3,624)

(355)	—	(147)	—	—	—	(28)	(44)	(19)	—
— [2]	—	— [2]	—	—	—	— [2]	— [2]	— [2]	—
(86)	—	(38)	—	—	—	(12)	(19)	(9)	—
(13)	—	(7)	—	—	—	(2)	(3)	(1)	—
—		—		—		—		—
(30)	—	(13)	—	—	—	(4)	(5)	(4)	—

(14,372)	(10,866)	(11,549)	(16,178)	(10,363)	(11,744)	(4,335)	(11,285)	(452)	(239)
(10)	(27)	(11)	(82)	(13)	(56)	(5)	(57)	(1)	(2)
(3,472)	(2,762)	(3,028)	(4,261)	(3,496)	(3,805)	(1,909)	(4,896)	(216)	(114)
(532)	(398)	(539)	(737)	(538)	(584)	(280)	(711)	(33)	(16)
—		—		—		—		—
(1,184)	(803)	(993)	(1,262)	(1,136)	(1,156)	(525)	(1,227)	(87)	(40)
(20,054)	(14,856)	(16,325)	(22,520)	(15,546)	(17,345)	(7,100)	(18,247)	(822)	(411)
(31,143)	(22,579)	(32,129)	(33,790)	(33,529)	(30,780)	(20,117)	(29,154)	(5,669)	(4,035)

258,936	210,087	312,713	279,135	336,677	329,352	104,997	230,917	(53,699)	5,067

317,415	211,481	359,015	276,003	340,253	331,404	89,966	221,975	(59,117)	7,234

729,075	517,594	946,896	670,893	1,108,513	777,109	985,538	763,563	428,433	421,199
$1,046,490	$729,075	$1,305,911	$946,896	$1,448,766	$1,108,513	$1,075,504	$985,538	$369,316	$428,433

$10,324	$6,969	$14,297	$10,452	$13,814	$11,673	$8,323	$8,402	$2,897	$3,077

American Funds College Target Date Series	19

Notes to financial statements

1. Organization

American Funds College Target Date Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of seven funds (the “funds”) — American Funds College 2033 Fund (“College 2033 Fund”), American Funds College 2030 Fund (“College 2030 Fund”), American Funds College 2027 Fund (“College 2027 Fund”), American Funds College 2024 Fund (“College 2024 Fund”), American Funds College 2021 Fund (“College 2021 Fund”), American Funds College 2018 Fund (“College 2018 Fund”) and American Funds College Enrollment Fund (“College Enrollment Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to attend college in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in equity-income, balanced and fixed income funds. When each fund reaches its target date, it will primarily invest in fixed income funds and may merge into the Enrollment Fund, which principally invests in fixed income funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.

Each fund in the series has five 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T and 529-F-1). The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class 529-A	Up to 2.50% for College Enrollment Fund; up to 4.25% for all other funds	None (except 1% for certain redemptions within one year of purchase without an initial sales charge1)	None
Class 529-C	None	1% for redemptions within one year of purchase	Class 529-C converts to Class 529-A after 10 years[2]
Class 529-E	None	None	None
Class 529-T3	Up to 2.50%	None	None
Class 529-F-1	None	None	None

[1]	18 months for shares purchased on or after August 14, 2017.
[2]	Effective December 1, 2017.
[3]	Class 529-T shares are not available for purchase.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

20	American Funds College Target Date Series

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At October 31, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below and on the following pages.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability;

American Funds College Target Date Series	21

governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

22	American Funds College Target Date Series

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the series and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds College Target Date Series	23

As of and during the period ended October 31, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.

Each fund in the series, except for College 2033 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2013 and by state tax authorities for tax years before 2012, the year these funds commenced investment operations. College 2033 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; deferred expenses and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Dividends from net investment income and distributions from short-term net realized gains shown in the funds’ statements of changes in net assets are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains in the funds’ statements of changes in net assets are considered long-term capital gain distributions for tax purposes.

As of October 31, 2017, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	College 2033 Fund	College 2030 Fund	College 2027 Fund	College 2024 Fund	College 2021 Fund	College 2018 Fund	College Enrollment Fund
Undistributed ordinary income	$3,593	$10,163	$10,986	$14,423	$14,024	$8,360	$2,896
Undistributed long-term capital gain	6,085	29,734	25,160	14,027	12,270	6,078	573
Gross unrealized appreciation on investments	52,467	92,410	52,603	47,730	17,787	610	—
Gross unrealized depreciation on investments	(623)	(2,409)	(2,536)	(3,561)	(6,863)	(6,972)	(4,884)
Net unrealized appreciation (depreciation) on investments	51,844	90,001	50,067	44,169	10,924	(6,362)	(4,884)
Cost of investments	480,442	1,120,375	996,872	1,262,394	1,438,642	1,082,554	374,450
Reclassification to undistributed net investment income from undistributed net realized gain	208	986	908	1,478	2,889	2,848	1,188
Reclassification to capital paid in on shares of beneficial interest from undistributed net investment income	11	7	5	5	2	—	1

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.50% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the

24	American Funds College Target Date Series

maximum allowed by the plans. Each share class may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class 529-A	0.30%	0.50%
Class 529-C	1.00	1.00
Class 529-E	0.50	0.75
Classes 529-T and 529-F-1	0.25	0.50

For Class 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of October 31, 2017, there were no unreimbursed expenses subject to reimbursement for any of the funds’ 529-A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $20 billion of the net assets invested in the Class 529 shares of the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

Class-specific expenses under the agreements described in this section for the year ended October 31, 2017, were as follows (dollars in thousands):

College 2033 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$369		$339		$198
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	437		46		30
Class 529-E	46		7		6
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		25		16
Total class-specific expenses	$852		$417		$250

College 2030 Fund

Share class	Distribution services		Transfer agent services		529 plan services
Class 529-A	$1,576		$966		$538
Class 529-B1	—	[2]	—	[2]	—	[2]
Class 529-C	1,537		169		105
Class 529-E	137		22		19
Class 529-T3	—		—	[2]	—	[2]
Class 529-F-1	—		63		39
Total class-specific expenses	$3,250		$1,220		$701

College 2027 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,347	$802		$447
Class 529-B1	1	—	[2]	—	[2]
Class 529-C	1,476	163		101
Class 529-E	121	19		16
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	65		40
Total class-specific expenses	$2,945	$1,049		$604

College 2024 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,710	$993		$551
Class 529-B1	2	—	[2]	—	[2]
Class 529-C	2,056	226		141
Class 529-E	185	30		25
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	83		51
Total class-specific expenses	$3,953	$1,332		$768

See end of tables for footnotes.

American Funds College Target Date Series	25

College 2021 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,888	$1,045		$577
Class 529-B1	3	1		—	[2]
Class 529-C	2,842	313		194
Class 529-E	221	35		30
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	106		65
Total class-specific expenses	$4,954	$1,500		$866

College 2018 Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$1,430	$797		$433
Class 529-B1	3	—	[2]	—	[2]
Class 529-C	2,755	309		189
Class 529-E	202	33		28
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	94		56
Total class-specific expenses	$4,390	$1,233		$706

College Enrollment Fund

Share class	Distribution services	Transfer agent services		529 plan services
Class 529-A	$510	$289		$154
Class 529-B1	1	—	[2]	—	[2]
Class 529-C	1,045	121		72
Class 529-E	80	14		12
Class 529-T3	—	—	[2]	—	[2]
Class 529-F-1	—	53		31
Total class-specific expenses	$1,636	$477		$269

[1]	Class 529-B shares were fully liquidated on May 5, 2017.
[2]	Amount less than one thousand.
[3]	Class 529-T shares began investment operations on April 7, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

	Current fees	Increase in value of deferred amounts		Total trustees’ compensation
College 2033 Fund	$2	$—	*	$2
College 2030 Fund	6	—	*	6
College 2027 Fund	5	—	*	5
College 2024 Fund	7	—	*	7
College 2021 Fund	8	—	*	8
College 2018 Fund	6	—	*	6
College Enrollment Fund	3	—	*	3

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

7. Investment transactions

The funds made purchases and sales of investment securities during the year ended October 31, 2017, as follows (dollars in thousands):

	Purchases	Sales
College 2033 Fund	$269,908	$—
College 2030 Fund	331,588	59,757
College 2027 Fund	354,886	99,002
College 2024 Fund	460,767	151,268
College 2021 Fund	419,705	91,853
College 2018 Fund	200,315	100,495
College Enrollment Fund	27,291	81,239

26	American Funds College Target Date Series

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

College 2033 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$230,077	21,327		$4,379		435		$(17,088)	(1,570)	$217,368	20,192
Class 529-B2	—	—		—	[3]	—	[3]	(22)	(2)	(22)	(2)
Class 529-C	25,868	2,428		537		54		(3,513)	(328)	22,892	2,154
Class 529-E	6,992	653		123		12		(312)	(29)	6,803	636
Class 529-T4	10	1		—		—		—	—	10	1
Class 529-F-1	17,193	1,595		353		35		(931)	(87)	16,615	1,543
Total net increase (decrease)	$280,140	26,004		$5,392		536		$(21,866)	(2,016)	$263,666	24,524

Year ended October 31, 2016

Class 529-A	$125,227	12,839		$530		55		$(5,190)	(530)	$120,567	12,364
Class 529-B	11	1		—	[3]	—	[3]	(5)	(1)	6	— [3]
Class 529-C	20,883	2,161		71		7		(1,331)	(138)	19,623	2,030
Class 529-E	3,633	372		20		3		(113)	(12)	3,540	363
Class 529-F-1	9,363	954		57		6		(520)	(53)	8,900	907
Total net increase (decrease)	$159,117	16,327		$678		71		$(7,159)	(734)	$152,636	15,664

College 2030 Fund

	Sales[1]			Reinvestments of dividends and distributions				Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$226,818	17,463		$27,814		2,265		$(43,146)	(3,311)	$211,486	16,417
Class 529-B2	6	—	[3]	1		—	[3]	(61)	(4)	(54)	(4)
Class 529-C	37,253	2,914		4,734		389		(13,862)	(1,079)	28,125	2,224
Class 529-E	9,405	725		921		75		(2,684)	(205)	7,642	595
Class 529-T4	10	1		—		—		—	—	10	1
Class 529-F-1	28,088	2,159		1,989		162		(5,495)	(423)	24,582	1,898
Total net increase (decrease)	$301,580	23,262		$35,459		2,891		$(65,248)	(5,022)	$271,791	21,131

Year ended October 31, 2016

Class 529-A	$189,624	15,460		$18,230		1,514		$(22,341)	(1,819)	$185,513	15,155
Class 529-B	21	2		4		—	[3]	(121)	(10)	(96)	(8)
Class 529-C	39,120	3,231		3,230		271		(7,874)	(646)	34,476	2,856
Class 529-E	7,596	621		583		49		(1,391)	(111)	6,788	559
Class 529-F-1	14,667	1,189		1,148		95		(1,886)	(154)	13,929	1,130
Total net increase (decrease)	$251,028	20,503		$23,195		1,929		$(33,613)	(2,740)	$240,610	19,692

See end of tables for footnotes.

American Funds College Target Date Series	27

College 2027 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$213,426	17,277	$23,522	2,000	$(40,844)	(3,296)	$196,104	15,981
Class 529-B2	87	7	10	1	(625)	(52)	(528)	(44)
Class 529-C	39,561	3,243	4,747	406	(14,691)	(1,204)	29,617	2,445
Class 529-E	7,334	600	826	71	(1,927)	(153)	6,233	518
Class 529-T4	10	1	—	—	—	—	10	1
Class 529-F-1	29,875	2,413	2,025	172	(4,400)	(356)	27,500	2,229
Total net increase (decrease)	$290,293	23,541	$31,130	2,650	$(62,487)	(5,061)	$258,936	21,130

Year ended October 31, 2016

Class 529-A	$159,338	13,401	$16,992	1,466	$(19,374)	(1,626)	$156,956	13,241
Class 529-B	283	24	32	3	(889)	(75)	(574)	(48)
Class 529-C	37,976	3,226	3,650	318	(8,787)	(746)	32,839	2,798
Class 529-E	5,766	488	595	51	(749)	(62)	5,612	477
Class 529-F-1	16,323	1,365	1,306	112	(2,375)	(200)	15,254	1,277
Total net increase (decrease)	$219,686	18,504	$22,575	1,950	$(32,174)	(2,709)	$210,087	17,745

College 2024 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$256,395	21,845	$23,864	2,106	$(60,084)	(5,110)	$220,175	18,841
Class 529-B2	66	6	12	1	(1,297)	(112)	(1,219)	(105)
Class 529-C	66,415	5,733	5,024	447	(19,407)	(1,675)	52,032	4,505
Class 529-E	12,157	1,039	1,047	93	(3,025)	(259)	10,179	873
Class 529-T4	10	1	—	—	—	—	10	1
Class 529-F-1	34,426	2,928	2,174	191	(5,064)	(429)	31,536	2,690
Total net increase (decrease)	$369,469	31,552	$32,121	2,838	$(88,877)	(7,585)	$312,713	26,805

Year ended October 31, 2016

Class 529-A	$202,413	17,679	$24,914	2,242	$(27,620)	(2,407)	$199,707	17,514
Class 529-B	463	41	95	9	(2,268)	(199)	(1,710)	(149)
Class 529-C	57,829	5,114	5,681	516	(12,835)	(1,135)	50,675	4,495
Class 529-E	9,381	822	1,079	97	(881)	(77)	9,579	842
Class 529-F-1	21,320	1,855	2,016	181	(2,452)	(212)	20,884	1,824
Total net increase (decrease)	$291,406	25,511	$33,785	3,045	$(46,056)	(4,030)	$279,135	24,526

28	American Funds College Target Date Series

College 2021 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$265,883	23,633	$23,407	2,134	$(75,904)	(6,749)	$213,386	19,018
Class 529-B2	72	7	13	1	(1,447)	(129)	(1,362)	(121)
Class 529-C	103,115	9,284	6,228	573	(31,647)	(2,848)	77,696	7,009
Class 529-E	16,793	1,496	1,137	104	(3,625)	(324)	14,305	1,276
Class 529-T4	10	1	—	—	—	—	10	1
Class 529-F-1	39,439	3,495	2,744	250	(9,541)	(847)	32,642	2,898
Total net increase (decrease)	$425,312	37,916	$33,529	3,062	$(122,164)	(10,897)	$336,677	30,081

Year ended October 31, 2016

Class 529-A	$231,108	20,574	$21,582	1,976	$(39,763)	(3,532)	$212,927	19,018
Class 529-B	765	69	77	7	(2,334)	(209)	(1,492)	(133)
Class 529-C	90,785	8,181	5,867	542	(17,916)	(1,613)	78,736	7,110
Class 529-E	12,474	1,114	1,014	93	(1,942)	(172)	11,546	1,035
Class 529-F-1	29,986	2,664	2,236	205	(4,587)	(407)	27,635	2,462
Total net increase (decrease)	$365,118	32,602	$30,776	2,823	$(66,542)	(5,933)	$329,352	29,492

College 2018 Fund

	Sales[1]		Reinvestments of dividends and distributions		Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$160,899	14,944	$13,435	1,270	$(118,021)	(10,954)	$56,313	5,260
Class 529-B2	36	3	5	1	(1,057)	(98)	(1,016)	(94)
Class 529-C	81,308	7,639	4,072	388	(61,760)	(5,800)	23,620	2,227
Class 529-E	12,147	1,132	789	75	(8,557)	(798)	4,379	409
Class 529-T4	10	1	—	—	—	—	10	1
Class 529-F-1	35,694	3,308	1,801	170	(15,804)	(1,466)	21,691	2,012
Total net increase (decrease)	$290,094	27,027	$20,102	1,904	$(205,199)	(19,116)	$104,997	9,815

Year ended October 31, 2016

Class 529-A	$181,901	16,699	$18,914	1,776	$(62,357)	(5,714)	$138,458	12,761
Class 529-B	607	55	69	7	(2,368)	(218)	(1,692)	(156)
Class 529-C	88,776	8,242	6,840	647	(32,899)	(3,048)	62,717	5,841
Class 529-E	11,465	1,056	1,138	107	(3,486)	(320)	9,117	843
Class 529-F-1	25,820	2,362	2,177	204	(5,680)	(519)	22,317	2,047
Total net increase (decrease)	$308,569	28,414	$29,138	2,741	$(106,790)	(9,819)	$230,917	21,336

See end of tables for footnotes.

American Funds College Target Date Series	29

College Enrollment Fund

	Sales[1]		Reinvestments of dividends and distributions			Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Year ended October 31, 2017

Class 529-A	$63,575	6,400	$3,703	379		$(96,470)	(9,720)	$(29,192)	(2,941)
Class 529-B2	22	3	1	—	[3]	(610)	(62)	(587)	(59)
Class 529-C	29,621	3,008	892	92		(50,876)	(5,169)	(20,363)	(2,069)
Class 529-E	6,640	671	233	24		(7,967)	(805)	(1,094)	(110)
Class 529-T4	10	1	—	—		—	—	10	1
Class 529-F-1	16,340	1,643	836	85		(19,649)	(1,974)	(2,473)	(246)
Total net increase (decrease)	$116,208	11,726	$5,665	580		$(175,572)	(17,730)	$(53,699)	(5,424)

Year ended October 31, 2016

Class 529-A	$81,554	8,149	$2,625	266		$(85,613)	(8,553)	$(1,434)	(138)
Class 529-B	406	40	7	1		(1,533)	(154)	(1,120)	(113)
Class 529-C	44,136	4,446	734	75		(45,118)	(4,545)	(248)	(24)
Class 529-E	7,086	709	158	16		(6,364)	(638)	880	87
Class 529-F-1	20,648	2,059	510	52		(14,169)	(1,413)	6,989	698
Total net increase (decrease)	$153,830	15,403	$4,034	410		$(152,797)	(15,303)	$5,067	510

[1]	Includes exchanges between share classes of the fund.
[2]	Class 529-B shares were fully liquidated on May 5, 2017.
[3]	Amount less than one thousand.
[4]	Class 529-T shares began investment operations on April 7, 2017.

30	American Funds College Target Date Series

Financial highlights

College 2033 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$10.10	$.17	$1.63	$1.80	$(.14)	$(.09)	$(.23)	$11.67	18.15%	$428		.34%		.34%		.73%		1.53%
10/31/16	9.89	.15	.16	.31	(.10)	—	(.10)	10.10	3.13	166		.41		.39		.79		1.54
10/31/15[6,7]	10.00	.08	(.19)	(.11)	—	—	—	9.89	(1.10)[8]	40		.62	[9]	.48	[9]	.89	[9]	1.33	[9]
Class 529-C:
10/31/17	10.00	.07	1.63	1.70	(.08)	(.09)	(.17)	11.53	17.23	58		1.20		1.20		1.59		.70
10/31/16	9.85	.07	.15	.22	(.07)	—	(.07)	10.00	2.21	29		1.24		1.22		1.62		.72
10/31/15[6,7]	10.00	.04	(.19)	(.15)	—	—	—	9.85	(1.50)[8]	9		1.36	[9]	1.21	[9]	1.62	[9]	.66	[9]
Class 529-E:
10/31/17	10.06	.13	1.64	1.77	(.12)	(.09)	(.21)	11.62	17.87	13		.67		.67		1.06		1.19
10/31/16	9.88	.13	.14	.27	(.09)	—	(.09)	10.06	2.78	5		.71		.69		1.09		1.29
10/31/15[6,7]	10.00	.06	(.18)	(.12)	—	—	—	9.88	(1.20)[8]	1		.80	[9]	.68	[9]	1.09	[9]	.95	[9]
Class 529-T:
10/31/17[6,10]	10.61	.08	.98	1.06	—	—	—	11.67	9.99 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.62	[9,11]	1.34	[9,11]
Class 529-F-1:
10/31/17	10.12	.18	1.65	1.83	(.15)	(.09)	(.24)	11.71	18.42	33		.20		.20		.59		1.67
10/31/16	9.91	.17	.14	.31	(.10)	—	(.10)	10.12	3.21	13		.24		.22		.62		1.77
10/31/15[6,7]	10.00	.09	(.18)	(.09)	—	—	—	9.91	(.90)[8]	4		.38	[9]	.22	[9]	.63	[9]	1.55	[9]

See end of tables for footnotes.

American Funds College Target Date Series	31

Financial highlights (continued)

College 2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$12.63	$.20	$1.52	$1.72	$(.20)	$(.32)	$(.52)	$13.83	14.16%	$931		.41%		.41%		.78%		1.55%
10/31/16	12.70	.19	.22	.41	(.18)	(.30)	(.48)	12.63	3.42	643		.42		.41		.79		1.57
10/31/15	12.94	.20	(.12)	.08	(.17)	(.15)	(.32)	12.70	.68	454		.50		.40		.79		1.55
10/31/14	11.96	.19	.94	1.13	(.14)	(.01)	(.15)	12.94	9.47	274		.49		.39		.79		1.54
10/31/13	9.79	.18	2.07	2.25	(.08)	—	(.08)	11.96	23.14	110		.49		.39		.80		1.59
Class 529-C:
10/31/17	12.44	.10	1.49	1.59	(.11)	(.32)	(.43)	13.60	13.23	174		1.20		1.20		1.57		.77
10/31/16	12.53	.09	.22	.31	(.10)	(.30)	(.40)	12.44	2.56	132		1.23		1.22		1.60		.77
10/31/15	12.79	.09	(.10)	(.01)	(.10)	(.15)	(.25)	12.53	(.08)	97		1.32		1.22		1.61		.71
10/31/14	11.87	.09	.92	1.01	(.08)	(.01)	(.09)	12.79	8.51	56		1.34		1.24		1.64		.70
10/31/13	9.79	.08	2.07	2.15	(.07)	—	(.07)	11.87	22.24	23		1.35		1.25		1.66		.75
Class 529-E:
10/31/17	12.56	.17	1.51	1.68	(.17)	(.32)	(.49)	13.75	13.89	33		.66		.66		1.03		1.30
10/31/16	12.64	.16	.22	.38	(.16)	(.30)	(.46)	12.56	3.13	22		.70		.68		1.06		1.29
10/31/15	12.89	.16	(.12)	.04	(.14)	(.15)	(.29)	12.64	.36	15		.79		.69		1.08		1.25
10/31/14	11.93	.15	.94	1.09	(.12)	(.01)	(.13)	12.89	9.16	9		.81		.71		1.11		1.23
10/31/13	9.79	.14	2.08	2.22	(.08)	—	(.08)	11.93	22.78	4		.82		.72		1.13		1.25
Class 529-T:
10/31/17[6,10]	12.82	.11	.92	1.03	—	—	—	13.85	8.03 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.60	[9,11]	1.48	[9,11]
Class 529-F-1:
10/31/17	12.68	.23	1.52	1.75	(.22)	(.32)	(.54)	13.89	14.39	72		.20		.20		.57		1.76
10/31/16	12.75	.22	.21	.43	(.20)	(.30)	(.50)	12.68	3.55	42		.23		.21		.59		1.76
10/31/15	12.98	.22	(.11)	.11	(.19)	(.15)	(.34)	12.75	.87	28		.32		.22		.61		1.72
10/31/14	11.98	.21	.95	1.16	(.15)	(.01)	(.16)	12.98	9.70	17		.34		.24		.64		1.69
10/31/13	9.79	.20	2.07	2.27	(.08)	—	(.08)	11.98	23.39	8		.35		.25		.66		1.80

32	American Funds College Target Date Series

College 2027 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$12.17	$.20	$1.06	$1.26	$(.19)	$(.32)	$(.51)	$12.92	10.76%	$777		.41%		.41%		.76%		1.65%
10/31/16	12.26	.20	.23	.43	(.19)	(.33)	(.52)	12.17	3.70	537		.44		.42		.78		1.64
10/31/15	12.54	.20	(.14)	.06	(.17)	(.17)	(.34)	12.26	.53	379		.52		.42		.78		1.65
10/31/14	11.64	.19	.85	1.04	(.13)	(.01)	(.14)	12.54	8.99	249		.51		.41		.79		1.56
10/31/13	9.82	.16	1.75	1.91	(.09)	—	(.09)	11.64	19.58	124		.52		.42		.82		1.51
Class 529-C:
10/31/17	11.99	.11	1.05	1.16	(.11)	(.32)	(.43)	12.72	9.97	167		1.19		1.19		1.54		.87
10/31/16	12.10	.10	.23	.33	(.11)	(.33)	(.44)	11.99	2.86	128		1.23		1.22		1.58		.85
10/31/15	12.40	.10	(.14)	(.04)	(.09)	(.17)	(.26)	12.10	(.26)	96		1.32		1.22		1.58		.85
10/31/14	11.55	.09	.84	.93	(.07)	(.01)	(.08)	12.40	8.08	61		1.34		1.24		1.62		.73
10/31/13	9.82	.07	1.74	1.81	(.08)	—	(.08)	11.55	18.53	30		1.35		1.25		1.65		.69
Class 529-E:
10/31/17	12.09	.17	1.05	1.22	(.16)	(.32)	(.48)	12.83	10.51	27		.66		.66		1.01		1.40
10/31/16	12.19	.16	.23	.39	(.16)	(.33)	(.49)	12.09	3.44	20		.70		.68		1.04		1.39
10/31/15	12.48	.17	(.15)	.02	(.14)	(.17)	(.31)	12.19	.23	14		.79		.69		1.05		1.39
10/31/14	11.61	.15	.85	1.00	(.12)	(.01)	(.13)	12.48	8.70	9		.81		.71		1.09		1.25
10/31/13	9.82	.13	1.74	1.87	(.08)	—	(.08)	11.61	19.24	4		.82		.72		1.12		1.15
Class 529-T:
10/31/17[6,10]	12.18	.12	.64	.76	—	—	—	12.94	6.24 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.58	[9,11]	1.67	[9,11]
Class 529-F-1:
10/31/17	12.22	.23	1.06	1.29	(.21)	(.32)	(.53)	12.98	11.02	75		.20		.20		.55		1.86
10/31/16	12.31	.22	.23	.45	(.21)	(.33)	(.54)	12.22	3.87	43		.23		.21		.57		1.86
10/31/15	12.58	.23	(.14)	.09	(.19)	(.17)	(.36)	12.31	.76	28		.32		.22		.58		1.85
10/31/14	11.66	.21	.85	1.06	(.13)	(.01)	(.14)	12.58	9.20	16		.34		.24		.62		1.73
10/31/13	9.83	.18	1.74	1.92	(.09)	—	(.09)	11.66	19.70	9		.35		.25		.65		1.66

See end of tables for footnotes.

American Funds College Target Date Series	33

Financial highlights (continued)

College 2024 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$11.65	$.21	$.62	$.83	$(.20)	$(.19)	$(.39)	$12.09	7.36%	$935		.42%		.42%		.70%		1.75%
10/31/16	11.81	.20	.22	.42	(.20)	(.38)	(.58)	11.65	3.79	681		.44		.43		.73		1.77
10/31/15	12.11	.21	(.18)	.03	(.17)	(.16)	(.33)	11.81	.25	484		.53		.43		.76		1.76
10/31/14	11.29	.20	.77	.97	(.14)	(.01)	(.15)	12.11	8.68	325		.53		.43		.79		1.71
10/31/13	9.88	.18	1.31	1.49	(.08)	—	(.08)	11.29	15.28	168		.53		.43		.81		1.72
Class 529-C:
10/31/17	11.48	.11	.62	.73	(.12)	(.19)	(.31)	11.90	6.56	236		1.19		1.19		1.47		.98
10/31/16	11.66	.11	.22	.33	(.13)	(.38)	(.51)	11.48	2.94	176		1.23		1.21		1.51		.99
10/31/15	11.98	.11	(.17)	(.06)	(.10)	(.16)	(.26)	11.66	(.54)	126		1.32		1.22		1.55		.97
10/31/14	11.20	.10	.77	.87	(.08)	(.01)	(.09)	11.98	7.82	81		1.33		1.23		1.59		.89
10/31/13	9.87	.09	1.31	1.40	(.07)	—	(.07)	11.20	14.25	39		1.35		1.24		1.62		.89
Class 529-E:
10/31/17	11.60	.18	.63	.81	(.18)	(.19)	(.37)	12.04	7.17	43		.66		.66		.94		1.50
10/31/16	11.76	.17	.23	.40	(.18)	(.38)	(.56)	11.60	3.54	32		.70		.68		.98		1.51
10/31/15	12.07	.18	(.19)	(.01)	(.14)	(.16)	(.30)	11.76	(.08)	22		.79		.69		1.02		1.50
10/31/14	11.26	.17	.77	.94	(.12)	(.01)	(.13)	12.07	8.40	16		.81		.71		1.07		1.43
10/31/13	9.87	.15	1.31	1.46	(.07)	—	(.07)	11.26	14.94	8		.82		.72		1.10		1.42
Class 529-T:
10/31/17[6,10]	11.62	.12	.37	.49	—	—	—	12.11	4.22 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.51	[9,11]	1.77	[9,11]
Class 529-F-1:
10/31/17	11.69	.23	.63	.86	(.22)	(.19)	(.41)	12.14	7.63	92		.19		.19		.47		1.97
10/31/16	11.85	.23	.21	.44	(.22)	(.38)	(.60)	11.69	3.97	57		.23		.21		.51		1.99
10/31/15	12.15	.23	(.18)	.05	(.19)	(.16)	(.35)	11.85	.41	36		.32		.22		.55		1.97
10/31/14	11.31	.22	.78	1.00	(.15)	(.01)	(.16)	12.15	8.96	25		.34		.24		.60		1.89
10/31/13	9.88	.20	1.31	1.51	(.08)	—	(.08)	11.31	15.41	12		.35		.25		.63		1.91

34	American Funds College Target Date Series

College 2021 Fund

		Income from investment operations[1]			Dividends and distributions								Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$11.39	$.17	$.16	$.33	$(.19)	$(.15)	$(.34)	$11.38	3.07%		$961		.43%		.43%		.71%		1.52%
10/31/16	11.44	.19	.20	.39	(.20)	(.24)	(.44)	11.39	3.62		745		.45		.44		.72		1.69
10/31/15	11.61	.21	(.11)	.10	(.19)	(.08)	(.27)	11.44	.87		531		.53		.43		.71		1.80
10/31/14	10.99	.21	.56	.77	(.15)	— [13]	(.15)	11.61	7.08		370		.53		.43		.73		1.82
10/31/13	9.93	.19	.93	1.12	(.06)	—	(.06)	10.99	11.40		198		.56		.45		.81		1.83
Class 529-C:
10/31/17	11.23	.08	.17	.25	(.12)	(.15)	(.27)	11.21	2.33		325		1.19		1.19		1.47		.76
10/31/16	11.30	.10	.20	.30	(.13)	(.24)	(.37)	11.23	2.81		246		1.22		1.21		1.49		.92
10/31/15	11.49	.12	(.11)	.01	(.12)	(.08)	(.20)	11.30	.09		167		1.32		1.22		1.50		1.02
10/31/14	10.90	.11	.57	.68	(.09)	— [13]	(.09)	11.49	6.29		106		1.33		1.23		1.53		1.02
10/31/13	9.93	.11	.91	1.02	(.05)	—	(.05)	10.90	10.37		53		1.35		1.24		1.60		1.04
Class 529-E:
10/31/17	11.34	.14	.17	.31	(.17)	(.15)	(.32)	11.33	2.87		52		.66		.66		.94		1.28
10/31/16	11.39	.16	.21	.37	(.18)	(.24)	(.42)	11.34	3.41		38		.70		.68		.96		1.45
10/31/15	11.57	.18	(.12)	.06	(.16)	(.08)	(.24)	11.39	.55		26		.79		.69		.97		1.55
10/31/14	10.96	.18	.56	.74	(.13)	— [13]	(.13)	11.57	6.83		18		.81		.71		1.01		1.55
10/31/13	9.93	.16	.93	1.09	(.06)	—	(.06)	10.96	11.06		9		.82		.71		1.07		1.56
Class 529-T:
10/31/17[6,10]	11.16	.10	.14	.24	—	—	—	11.40	2.15	[8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.51	[9,11]	1.57	[9,11]
Class 529-F-1:
10/31/17	11.43	.20	.17	.37	(.22)	(.15)	(.37)	11.43	3.37		111		.20		.20		.48		1.75
10/31/16	11.47	.22	.21	.43	(.23)	(.24)	(.47)	11.43	3.92		78		.23		.21		.49		1.92
10/31/15	11.64	.23	(.11)	.12	(.21)	(.08)	(.29)	11.47	1.05		50		.32		.22		.50		2.01
10/31/14	11.01	.23	.56	.79	(.16)	— [13]	(.16)	11.64	7.32		31		.33		.23		.53		2.00
10/31/13	9.94	.22	.92	1.14	(.07)	—	(.07)	11.01	11.53		14		.35		.24		.60		2.05

See end of tables for footnotes.

American Funds College Target Date Series	35

Financial highlights (continued)

College 2018 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class 529-A:
10/31/17	$10.97	$.13	$(.06)	$.07	$(.16)	$(.08)	$(.24)	$10.80	.67%	$658		.43%		.43%		.74%		1.17%
10/31/16	11.13	.14	.13	.27	(.17)	(.26)	(.43)	10.97	2.52	611		.47		.45		.75		1.32
10/31/15	11.12	.17	.05	.22	(.18)	(.03)	(.21)	11.13	1.92	478		.55		.45		.74		1.52
10/31/14	10.65	.18	.44	.62	(.15)	— [13]	(.15)	11.12	5.91	346		.55		.45		.75		1.70
10/31/13	9.98	.20	.53	.73	(.06)	—	(.06)	10.65	7.33	192		.57		.47		.76		1.91
Class 529-C:
10/31/17	10.83	.04	(.05)	(.01)	(.09)	(.08)	(.17)	10.65	(.12)	284		1.19		1.19		1.50		.41
10/31/16	11.00	.06	.13	.19	(.10)	(.26)	(.36)	10.83	1.77	265		1.23		1.21		1.51		.55
10/31/15	11.01	.08	.05	.13	(.11)	(.03)	(.14)	11.00	1.16	205		1.32		1.22		1.51		.74
10/31/14	10.57	.10	.43	.53	(.09)	— [13]	(.09)	11.01	5.11	136		1.33		1.23		1.53		.92
10/31/13	9.97	.12	.53	.65	(.05)	—	(.05)	10.57	6.53	72		1.35		1.24		1.53		1.14
Class 529-E:
10/31/17	10.93	.10	(.06)	.04	(.14)	(.08)	(.22)	10.75	.38	43		.66		.66		.97		.94
10/31/16	11.09	.12	.13	.25	(.15)	(.26)	(.41)	10.93	2.32	39		.69		.68		.98		1.09
10/31/15	11.09	.14	.05	.19	(.16)	(.03)	(.19)	11.09	1.65	30		.79		.69		.98		1.27
10/31/14	10.62	.16	.44	.60	(.13)	— [13]	(.13)	11.09	5.75	20		.81		.71		1.01		1.44
10/31/13	9.98	.17	.52	.69	(.05)	—	(.05)	10.62	6.98	9		.82		.72		1.01		1.62
Class 529-T:
10/31/17[6,10]	10.71	.08	.02	.10	—	—	—	10.81	.93 [8,11]	—	[12]	.23	[9,11]	.23	[9,11]	.54	[9,11]	1.30	[9,11]
Class 529-F-1:
10/31/17	11.01	.15	(.05)	.10	(.19)	(.08)	(.27)	10.84	.91	91		.20		.20		.51		1.40
10/31/16	11.17	.17	.13	.30	(.20)	(.26)	(.46)	11.01	2.75	70		.23		.21		.51		1.56
10/31/15	11.15	.19	.06	.25	(.20)	(.03)	(.23)	11.17	2.21	48		.32		.22		.51		1.74
10/31/14	10.67	.21	.44	.65	(.17)	— [13]	(.17)	11.15	6.16	34		.33		.23		.53		1.92
10/31/13	9.98	.22	.53	.75	(.06)	—	(.06)	10.67	7.56	16		.35		.24		.53		2.15

36	American Funds College Target Date Series

College Enrollment Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of expenses to		Ratio of expenses to
Period ended	Net asset value, beginning of period	Net investment income		Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		average net assets before waivers/ reimburse- ments[4]		average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class 529-A:
10/31/17	$10.08	$.11		$(.08)	$.03	$(.14)	$(.02)	$(.16)	$9.95	.30%	$213		.44%		.44%		.75%		1.07%
10/31/16	10.02	.10		.07	.17	(.10)	(.01)	(.11)	10.08	1.72	246		.48		.47		.78		1.00
10/31/15	9.99	.10		.03	.13	(.09)	(.01)	(.10)	10.02	1.24	246		.57		.47		.78		1.02
10/31/14	9.91	.07		.08	.15	(.06)	(.01)	(.07)	9.99	1.52	48		.61		.50		.83		.70
10/31/13	10.01	.07		(.14)	(.07)	(.03)	—	(.03)	9.91	(.67)	38		.62		.51		.82		.70
Class 529-C:
10/31/17	9.97	.03		(.08)	(.05)	(.06)	(.02)	(.08)	9.84	(.50)	96		1.19		1.19		1.50		.32
10/31/16	9.94	.03		.06	.09	(.05)	(.01)	(.06)	9.97	.96	117		1.24		1.22		1.53		.25
10/31/15	9.91	.03		.02	.05	(.01)	(.01)	(.02)	9.94	.48	117		1.32		1.22		1.53		.27
10/31/14	9.85	—	[13]	.07	.07	— [13]	(.01)	(.01)	9.91	.68	22		1.36		1.25		1.58		(.05)
10/31/13	10.00	—	[13]	(.13)	(.13)	(.02)	—	(.02)	9.85	(1.28)	20		1.37		1.26		1.57		(.04)
Class 529-E:
10/31/17	10.04	.09		(.07)	.02	(.12)	(.02)	(.14)	9.92	.18	17		.64		.64		.95		.87
10/31/16	9.99	.08		.07	.15	(.09)	(.01)	(.10)	10.04	1.49	18		.71		.69		1.00		.78
10/31/15	9.96	.08		.03	.11	(.07)	(.01)	(.08)	9.99	1.04	17		.79		.69		1.00		.79
10/31/14	9.90	.05		.07	.12	(.05)	(.01)	(.06)	9.96	1.17	3		.84		.73		1.06		.48
10/31/13	10.01	.05		(.13)	(.08)	(.03)	—	(.03)	9.90	(.74)	3		.84		.73		1.04		.48
Class 529-T:
10/31/17[6,10]	9.88	.07		.01	.08	—	—	—	9.96	.81 [8,11]	—	[12]	.24	[9,11]	.24	[9,11]	.55	[9,11]	1.26 [9,11]
Class 529-F-1:
10/31/17	10.11	.13		(.07)	.06	(.16)	(.02)	(.18)	9.99	.66	43		.20		.20		.51		1.31
10/31/16	10.05	.13		.06	.19	(.12)	(.01)	(.13)	10.11	1.89	46		.23		.22		.53		1.26
10/31/15	10.02	.13		.02	.15	(.11)	(.01)	(.12)	10.05	1.47	39		.32		.22		.53		1.25
10/31/14	9.94	.09		.08	.17	(.08)	(.01)	(.09)	10.02	1.74	9		.36		.25		.58		.94
10/31/13	10.01	.09		(.12)	(.03)	(.04)	—	(.04)	9.94	(.34)	6		.37		.27		.58		.95

See end of tables for footnotes.

American Funds College Target Date Series	37

Financial highlights (continued)

	Period ended October 31
Portfolio turnover rate for all share classes	2017	2016	2015		2014		2013
College 2033 Fund	—%[14]	—%[14]	—%[7,8,14]
College 2030 Fund	6	4	—	[14]	—%[14]		—%[14]
College 2027 Fund	11	9	10		—	[14]	—	[14]
College 2024 Fund	13	10	20		—	[14]	—	[14]
College 2021 Fund	7	5	25		—	[14]	—	[14]
College 2018 Fund	10	8	13		—	[14]	—	[14]
College Enrollment Fund	7	12	15		13		8

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services and reimbursed a portion of miscellaneous fees and expenses.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[8]	Not annualized.
[9]	Annualized.
[10]	Class 529-T shares began investment operations on April 7, 2017.
[11]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[12]	Amount less than $1 million.
[13]	Amount less than $.01.
[14]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

38	American Funds College Target Date Series

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of the American Funds College Target Date Series:

We have audited the accompanying statements of assets and liabilities, including the investment portfolios, of the American Funds College Target Date Series comprising the American Funds College 2033 Fund, American Funds College 2030 Fund, American Funds College 2027 Fund, American Funds College 2024 Fund, American Funds College 2021 Fund, American Funds College 2018 Fund and American Funds College Enrollment Fund (the “Series”) as of October 31, 2017, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Series’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Series is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Series’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of October 31, 2017 by correspondence with the custodian and transfer agent; when replies were not received from the transfer agent, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the funds comprising the American Funds College Target Date Series as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Costa Mesa, California

December 11, 2017

American Funds College Target Date Series	39

Expense example	unaudited

As a shareholder of the funds, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (May 1, 2017, through October 31, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Note:

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

40	American Funds College Target Date Series

College 2033 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,081.55	$1.89	.36%	$3.93	.75%
Class 529-A – assumed 5% return	1,000.00	1,023.39	1.84	.36	3.82	.75
Class 529-C – actual return	1,000.00	1,077.57	6.28	1.20	8.33	1.59
Class 529-C – assumed 5% return	1,000.00	1,019.16	6.11	1.20	8.08	1.59
Class 529-E – actual return	1,000.00	1,079.93	3.51	.67	5.56	1.06
Class 529-E – assumed 5% return	1,000.00	1,021.83	3.41	.67	5.40	1.06
Class 529-T – actual return	1,000.00	1,081.55	1.21	.23	3.25	.62
Class 529-T – assumed 5% return	1,000.00	1,024.05	1.17	.23	3.16	.62
Class 529-F-1 – actual return	1,000.00	1,083.26	1.05	.20	3.10	.59
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	3.01	.59

College 2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,064.66	$2.13	.41%	$4.06	.78%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.97	.78
Class 529-C – actual return	1,000.00	1,060.84	6.18	1.19	8.10	1.56
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.93	1.56
Class 529-E – actual return	1,000.00	1,063.43	3.43	.66	5.36	1.03
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.24	1.03
Class 529-T – actual return	1,000.00	1,066.20	1.15	.22	3.07	.59
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	3.01	.59
Class 529-F-1 – actual return	1,000.00	1,066.00	.99	.19	2.92	.56
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.85	.56

College 2027 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,050.41	$2.12	.41%	$3.93	.76%
Class 529-A – assumed 5% return	1,000.00	1,023.14	2.09	.41	3.87	.76
Class 529-C – actual return	1,000.00	1,046.05	6.14	1.19	7.94	1.54
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.83	1.54
Class 529-E – actual return	1,000.00	1,049.06	3.41	.66	5.22	1.01
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	5.14	1.01
Class 529-T – actual return	1,000.00	1,051.18	1.14	.22	2.95	.57
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.91	.57
Class 529-F-1 – actual return	1,000.00	1,051.02	.98	.19	2.79	.54
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.75	.54

See end of tables for footnotes.

American Funds College Target Date Series	41

College 2024 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,035.10	$2.15	.42%	$3.59	.70%
Class 529-A – assumed 5% return	1,000.00	1,023.09	2.14	.42	3.57	.70
Class 529-C – actual return	1,000.00	1,030.30	6.09	1.19	7.52	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.48	1.47
Class 529-E – actual return	1,000.00	1,034.37	3.38	.66	4.82	.94
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.79	.94
Class 529-T – actual return	1,000.00	1,035.93	1.13	.22	2.57	.50
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,035.83	.97	.19	2.41	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.40	.47

College 2021 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,015.16	$2.18	.43%	$3.61	.71%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.62	.71
Class 529-C – actual return	1,000.00	1,011.74	6.03	1.19	7.45	1.47
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.48	1.47
Class 529-E – actual return	1,000.00	1,014.33	3.35	.66	4.77	.94
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.79	.94
Class 529-T – actual return	1,000.00	1,016.95	1.12	.22	2.54	.50
Class 529-T – assumed 5% return	1,000.00	1,024.10	1.12	.22	2.55	.50
Class 529-F-1 – actual return	1,000.00	1,016.90	.97	.19	2.39	.47
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.40	.47

College 2018 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,004.65	$2.17	.43%	$3.74	.74%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class 529-C – actual return	1,000.00	1,001.88	6.00	1.19	7.57	1.50
Class 529-C – assumed 5% return	1,000.00	1,019.21	6.06	1.19	7.63	1.50
Class 529-E – actual return	1,000.00	1,003.74	3.33	.66	4.90	.97
Class 529-E – assumed 5% return	1,000.00	1,021.88	3.36	.66	4.94	.97
Class 529-T – actual return	1,000.00	1,005.58	1.16	.23	2.73	.54
Class 529-T – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.75	.54
Class 529-F-1 – actual return	1,000.00	1,006.50	.96	.19	2.53	.50
Class 529-F-1 – assumed 5% return	1,000.00	1,024.25	.97	.19	2.55	.50

42	American Funds College Target Date Series

College Enrollment Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	5/1/2017	10/31/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class 529-A – actual return	$1,000.00	$1,004.03	$2.17	.43%	$3.74	.74%
Class 529-A – assumed 5% return	1,000.00	1,023.04	2.19	.43	3.77	.74
Class 529-C – actual return	1,000.00	1,000.00	5.95	1.18	7.51	1.49
Class 529-C – assumed 5% return	1,000.00	1,019.26	6.01	1.18	7.58	1.49
Class 529-E – actual return	1,000.00	1,003.03	3.08	.61	4.64	.92
Class 529-E – assumed 5% return	1,000.00	1,022.13	3.11	.61	4.69	.92
Class 529-T – actual return	1,000.00	1,005.04	1.16	.23	2.73	.54
Class 529-T – assumed 5% return	1,000.00	1,024.05	1.17	.23	2.75	.54
Class 529-F-1 – actual return	1,000.00	1,005.03	1.01	.20	2.58	.51
Class 529-F-1 – assumed 5% return	1,000.00	1,024.20	1.02	.20	2.60	.51

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.

Tax information	unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The series hereby designates the following amounts for the year ended October 31, 2017:

	College	College	College	College	College	College	College
	2033 Fund	2030 Fund	2027 Fund	2024 Fund	2021 Fund	2018 Fund	Enrollment Fund
Long-term capital gains	$2,171,000	$22,634,000	$19,570,000	$16,120,000	$15,546,000	$7,055,000	$789,000

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American Funds College Target Date Series	49

Board of trustees and other officers

Independent trustees1

Name and year of birth	Year first elected a trustee of the series[2]	Principal occupation(s) during past five years	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
William H. Baribault, 1945	2012	CEO and President, Richard Nixon Foundation; Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting)	80	General Finance Corporation
James G. Ellis, 1947	2012	Dean and Professor of Marketing, Marshall School of Business, University of Southern California	80	Mercury General Corporation
Leonard R. Fuller, 1946	2012	Private investor; former President and CEO, Fuller Consulting (financial management consulting)	80	None
Mary Davis Holt, 1950	2015-2016 2017	Principal, Mary Davis Holt Enterprises, LLC (leadership development consulting); former Partner, Flynn Heath Holt Leadership, LLC (leadership consulting); former COO, Time Life Inc. (1993–2003)	77	None
R. Clark Hooper, 1946 Chairman of the Board (Independent and Non-Executive)	2012	Private investor	80	None
Merit E. Janow, 1958	2012	Dean and Professor, Columbia University, School of International and Public Affairs	79	MasterCard Incorporated; Trimble Inc.
Laurel B. Mitchell, PhD, 1955	2012	Distinguished Professor of Accounting, University of Redlands; former Director, Accounting Program, University of Redlands	76	None
Frank M. Sanchez, 1943	2012	Principal, The Sanchez Family Corporation dba McDonald’s Restaurants (McDonald’s licensee)	76	None
Margaret Spellings, 1957	2012	President, The University of North Carolina; former President, George W. Bush Foundation; former President and CEO, Margaret Spellings & Company (public policy and strategic consulting); former President, U.S. Chamber Foundation and Senior Advisor to the President and CEO, U.S. Chamber of Commerce	81	None

We are deeply saddened by the loss of Dr. Steadman Upham, who passed away on July 30, 2017. Dr. Upham served as an independent trustee on the boards of several American Funds since 2001. His wise counsel and friendship will be missed.

Interested trustee4,5

Name, year of birth and position with series	Year first elected a trustee or officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series	Number of portfolios in fund complex overseen by trustee	Other directorships[3] held by trustee
Bradley J. Vogt, 1965 Vice Chairman of the Board	2012	Chairman, Capital Research Company;[6] Partner — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[6]	18	None

The series statement of additional information includes further details about the series trustees and is available without charge upon request by calling American Funds Service Company at (800) 421-4225 or by visiting the American Funds website at americanfunds.com. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.

50	American Funds College Target Date Series

Other officers5

Name, year of birth and position with series	Year first elected an officer of the series[2]	Principal occupation(s) during past five years and positions held with affiliated entities or the principal underwriter of the series
Walter R. Burkley, 1966 President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Research Company[6]
Gregory W. Wendt, 1961 Executive Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company
Alan N. Berro, 1960 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Joanna F. Jonsson, 1963 Senior Vice President	2014	Partner — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Partner — Capital World Investors, Capital Bank and Trust Company[6]
James B. Lovelace, 1956 Senior Vice President	2012	Partner — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Wesley Phoa, 1966 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Partner — Capital Fixed Income Investors, Capital Bank and Trust Company[6]
John H. Smet, 1956 Senior Vice President	2012	Partner — Capital Fixed Income Investors, Capital Research and Management Company; Director, Capital Research and Management Company
Andrew B. Suzman, 1967 Senior Vice President	2012	Partner — Capital World Investors, Capital Research and Management Company
Maria T. Manotok, 1974 Vice President	2012	Senior Vice President and Senior Counsel — Fund Business Management Group, Capital Research and Management Company; Director, Capital Guardian Trust Company[6]
Steven I. Koszalka, 1964 Secretary	2012	Vice President — Fund Business Management Group, Capital Research and Management Company
Gregory F. Niland, 1971 Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company
Susan K. Countess, 1966 Assistant Secretary	2014	Associate — Fund Business Management Group, Capital Research and Management Company
Brian C. Janssen, 1972 Assistant Treasurer	2015	Vice President — Investment Operations, Capital Research and Management Company
Dori Laskin, 1951 Assistant Treasurer	2012	Vice President — Investment Operations, Capital Research and Management Company

[1]	The term independent trustee refers to a director who is not an “interested person” of the series within the meaning of the Investment Company Act of 1940.
[2]	Trustees and officers of the series serve until their resignation, removal or retirement.
[3]	This includes all directorships/trusteeships (other than those in the American Funds or other funds managed by Capital Research and Management Company or its affiliates) that are held by each trustee as a trustee or director of a public company or a registered investment company.
[4]	The term interested trustee refers to a trustee who is an “interested person” within the meaning of the Investment Company Act of 1940, on the basis of their affiliation with the series investment adviser, Capital Research and Management Company, or affiliated entities (including the series principal underwriter).
[5]	All of the directors/trustees and/or officers listed are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.
[6]	Company affiliated with Capital Research and Management Company.

American Funds College Target Date Series	51

Office of the series

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

52	American Funds College Target Date Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus, summary prospectuses and CollegeAmerica Program Description, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc. (AFD). CollegeAmerica is distributed by AFD. Interests in CollegeAmerica are sold through unaffiliated intermediaries.

“Proxy Voting Guidelines for American Funds College Target Date Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds College Target Date Series’ portfolios.

American Funds College Target Date Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds College Target Date Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after December 31, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor’s 500 Composite Index is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record

Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.2 Fund management fees have been among the lowest in the industry.3

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-9225 or to the Secretary of the Registrant, 6455 Irvine Center Drive, Irvine, California 92618.

ITEM 3 – Audit Committee Financial Expert

The Registrant’s board has determined that Laurel B. Mitchell, a member of the Registrant’s audit committee, is an “audit committee financial expert” and "independent," as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to his or her duties, obligations and liability as a member of the audit committee and of the board, nor will it reduce the responsibility of the other audit committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the board had designated them as such. Most importantly, the board believes each member of the audit committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 – Principal Accountant Fees and Services

Registrant:
a) Audit Fees:
2016	$59,000
2017	$59,000

b) Audit-Related Fees:
2016	$1,000
2017	$2,000

c) Tax Fees:
2016	$28,000
2017	$25,000
The tax fees consist of professional services relating to the preparation of the Registrant’s tax returns.

d) All Other Fees:
2016	None
2017	None

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):
a) Audit Fees:
Not Applicable

b) Audit-Related Fees:
2016	$1,138,000
2017	$1,194,000
The audit-related fees consist of assurance and related services relating to the examination of the Registrant’s transfer agent, principal underwriter and investment adviser conducted in accordance with Statement on Standards for Attestation Engagements Number 16 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
2016	None
2017	None
The tax fees consist of consulting services relating to the Registrant’s investments.

d) All Other Fees:
2016	$3,000
2017	None
The other fees consist of subscription services related to an accounting research tool.

All audit and permissible non-audit services that the Registrant’s audit committee considers compatible with maintaining the independent registered public accounting firm’s independence are required to be pre-approved by the committee. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant. The committee will not delegate its responsibility to pre-approve these services to the investment adviser. The committee may delegate to one or more committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the non-audit services listed above provided to the Registrant, adviser and affiliates.

Aggregate non-audit fees paid to the Registrant’s auditors, including fees for all services billed to the Registrant, adviser and affiliates that provide ongoing services to the Registrant, were $1,222,000 for fiscal year 2016 and $1,409,000 for fiscal year 2017. The non-audit services represented by these amounts were brought to the attention of the committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS COLLEGE TARGET DATE SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, President and Principal Executive Officer

Date: December 29, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: December 29, 2017